INCOME TAXES (Schedule of Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Non-PRC entity not subject to income taxes	(3.00%)	0.30%	0.00%
Research and development bonus deduction	(2.70%)	(3.30%)	(2.10%)
Non-deductible selling, general and administrative expenses
Share based compensation	3.80%	1.20%	0.30%
Other non-deductible selling, general and administrative expenses	0.50%	0.40%	1.50%
Preferential tax rates	(1.40%)	(9.60%)	(5.60%)
Change in valuation allowance	6.40%	(0.90%)	2.60%
Tax holiday	(20.00%)
Deemed profit method differential	(0.10%)	(0.20%)	(2.90%)
Tax rate differential	0.30%	0.80%
Others	0.10%	0.20%	0.10%
Actual income tax expense	8.90%	13.90%	18.90%